FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-6707


                    Narragansett Insured Tax-Free Income Fund
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2006

                  Date of reporting period: March 31, 2007





Item 1. Schedule of Investments.


                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2007
                                   (unaudited)

    Principal    General Obligation Bonds (44.2%)                                   Ratings Moody's,          Value (a)
     Amount                                                                           S&P or Fitch
 ----------------------------------------------------------------------------------------------------------------------

                Coventry, Rhode Island
    $ 550,000   5.000%, 11/01/16 AMBAC Insured                                        Aaa+/AAA+++       $    581,856
     550,000    5.000%, 11/01/17 AMBAC Insured                                        Aaa+/AAA+++            579,007

                 Cranston, Rhode Island
     500,000    5.450%, 11/15/11 FGIC Insured                                          Aaa+/AAA++            527,030
    1,000,000   4.250%, 04/01/18 MBIA Insured                                          Aaa+/AAA++          1,017,210
    1,000,000   4.250%, 04/01/19 MBIA Insured                                          Aaa+/AAA++          1,012,690
    1,000,000   4.300%, 04/01/20 MBIA Insured                                          Aaa+/AAA++          1,014,160

                 Cumberland, Rhode Island
     250,000     4.000%, 02/01/14 FGIC Insured                                         Aaa+/AAA++            253,233
     250,000     4.000%, 02/01/15 FGIC Insured                                         Aaa+/AAA++            252,710
     500,000     5.000%, 08/01/15 MBIA Insured                                         Aaa+/AAA++            517,960
     250,000     4.000%, 02/01/16 FGIC Insured                                         Aaa+/AAA++            251,930
     250,000     4.100%, 02/01/17 FGIC Insured                                         Aaa+/AAA++            252,833
     250,000     4.150%, 02/01/18 FGIC Insured                                         Aaa+/AAA++            252,828
    1,255,000    5.000%, 10/01/18 MBIA Insured                                         Aaa+/AAA++          1,315,591
    1,040,000    5.200%, 10/01/21 MBIA Insured                                         Aaa+/AAA++          1,097,845

                New Shoreham, Rhode Island
     245,000    4.000%, 11/15/15 AMBAC Insured                                         Aaa+/AAA++            247,448
     255,000    4.250%, 11/15/16 AMBAC Insured                                         Aaa+/AAA++            260,097
     270,000    4.250%, 11/15/17 AMBAC Insured                                         Aaa+/AAA++            274,987
     910,000    4.800%, 04/15/18 AMBAC Insured                                         Aaa+/AAA++            945,809
     285,000    4.500%, 11/15/18 AMBAC Insured                                         Aaa+/AAA++            293,103
    1,105,000   5.000%, 04/15/22 AMBAC Insured                                         Aaa+/AAA++          1,162,604

                 Newport, Rhode Island
    1,000,000    4.500%, 11/01/15 AMBAC Insured                                       Aaa+/AAA+++          1,037,530
    1,000,000    4.750%, 11/01/18 AMBAC Insured                                       Aaa+/AAA+++          1,041,520
     800,000     5.000%, 11/01/20 AMBAC Insured                                       Aaa+/AAA+++            841,168

                 North Kingstown, Rhode Island
     500,000     3.750%, 10/01/12 FGIC Insured                                         Aaa+/AAA++            502,220

                 North Providence, Rhode Island
     400,000     5.700%, 07/01/08 MBIA Insured                                         Aaa+/AAA++            409,912
     500,000     3.500%, 10/15/13 FSA Insured                                          Aaa+/AAA++            494,240
     500,000     4.700%, 09/15/14 FSA Insured                                          Aaa+/AAA++            519,280
     500,000     3.650%, 10/15/14 FSA Insured                                          Aaa+/AAA++            496,740
     500,000     3.750%, 10/15/15 FSA Insured                                          Aaa+/AAA++            497,105

                 Pawtucket, Rhode Island
     600,000     4.300%, 09/15/09 AMBAC Insured                                       Aaa+/AAA+++            609,882
     250,000     4.400%, 09/15/10 AMBAC Insured                                       Aaa+/AAA+++            256,263
     910,000     4.000%, 04/15/14 AMBAC Insured                                       Aaa+/AAA+++            920,329

                 Providence, Rhode Island
     700,000     5.500%, 01/15/11 FSA Insured                                          Aaa+/AAA++            707,966
    1,000,000    3.600%, 07/15/13 Series A FSA Insured                                 Aaa+/AAA++            994,400
    1,000,000    5.000%, 01/15/16 FGIC Insured                                         Aaa+/AAA++          1,055,570
    1,000,000    5.000%, 01/15/17 FGIC Insured                                         Aaa+/AAA++          1,055,570
    1,000,000    5.000%, 01/15/18 FGIC Insured                                         Aaa+/AAA++          1,055,570

                 Rhode Island Consolidated Capital Development Loan
    1,000,000    5.125%, 07/15/11 FGIC Insured                                         Aaa+/AAA++          1,027,910
    1,135,000    5.000%, 08/01/11 MBIA Insured                                         Aaa+/AAA++          1,151,287
    1,000,000    5.000%, 09/01/14 Series A FGIC Insured                                Aaa+/AAA++          1,028,540
    1,500,000    5.000%, 09/01/15 FGIC Insured                                         Aaa+/AAA++          1,542,810
    1,500,000    4.750%, 09/01/17 Series A FGIC Insured                                Aaa+/AAA++          1,537,695

                 South Kingstown, Rhode Island
     500,000     5.500%, 06/15/12 FGIC Insured                                        Aaa+/AAA+++            532,100
     500,000     3.400%, 06/15/12 AMBAC Insured                                       Aaa+/AAA+++            493,880

                 State of Rhode Island
    1,000,000   5.250%, 11/01/11 Series C MBIA Insured                                 Aaa+/AAA++          1,067,260
    2,000,000   5.000%, 08/01/12 Series B MBIA Insured                                 Aaa+/AAA++          2,128,500
    1,000,000   5.000%, 06/01/14 Series B FGIC Insured                                 Aaa+/AAA++          1,049,630
    4,000,000   5.000%, 08/01/14 FGIC Insured                                          Aaa+/AAA++          4,205,880
    2,000,000   5.000%, 08/01/15 Series B FGIC Insured                                 Aaa+/AAA++          2,095,600
    2,000,000   4.500%, 02/01/17 MBIA Insured                                          Aaa+/AAA++          2,068,780
    2,000,000   5.250%, 11/01/17 FGIC Insured                                          Aaa+/AAA++          2,156,900
    2,500,000   5.000%, 09/01/18 MBIA Insured                                          Aaa+/AAA++          2,640,750
    2,000,000   5.000%, 09/01/19 MBIA Insured                                          Aaa+/AAA++          2,110,700
    1,500,000   5.000%, 09/01/20 MBIA Insured                                          Aaa+/AAA++          1,580,520

                  Warwick, Rhode Island
     665,000     4.250%, 07/15/14 AMBAC Insured                                        Aaa+/AAA++            680,761
     195,000     5.600%, 08/01/14 FSA Insured                                          Aaa+/AAA++            199,191
     700,000     4.375%, 07/15/15 AMBAC Insured                                        Aaa+/AAA++            719,061
     770,000     4.600%, 07/15/17 AMBAC Insured                                        Aaa+/AAA++            796,203
    1,000,000    5.000%, 03/01/18 FGIC Insured                                         Aaa+/AAA++          1,030,730
     905,000     4.250%, 01/15/18 XLCA Insured                                         Aaa+/AAA++            923,589
     810,000     4.700%, 07/15/18 AMBAC Insured                                        Aaa+/AAA++            838,658
    1,000,000    5.000%, 01/15/19 FGIC Insured                                         Aaa+/AAA++          1,052,670
     855,000     4.750%, 07/15/19 AMBAC Insured                                        Aaa+/AAA++            882,736
     500,000     5.000%, 01/15/20 FGIC Insured                                         Aaa+/AAA++            525,795

                 West Warwick, Rhode Island
     500,000     4.875%, 03/01/16 AMBAC Insured                                       Aaa+/AAA+++            522,705
     670,000     5.000%, 03/01/17 AMBAC Insured                                       Aaa+/AAA+++            706,287
     700,000     5.050%, 03/01/18 AMBAC Insured                                       Aaa+/AAA+++            741,069
     735,000     5.100%, 03/01/19 AMBAC Insured                                       Aaa+/AAA+++            777,733

                Westerly, Rhode Island
     900,000    4.000%, 07/01/17 MBIA Insured                                          Aaa+/AAA++            912,474
     900,000    4.000%, 07/01/18 MBIA Insured                                          Aaa+/AAA++            908,973

                Woonsocket, Rhode Island
     655,000    4.450%, 12/15/12 FGIC Insured                                         Aaa+/AAA+++            671,572
     685,000    4.550%, 12/15/13 FGIC Insured                                         Aaa+/AAA+++            704,433

                                                                                                      ---------------
                    Total General Obligation Bonds                                                        66,619,578
                                                                                                      ---------------

                 Revenue Bonds (54.5%)
                -------------------------------------------------------------------

                 Development Revenue Bonds (8.6%)
                -------------------------------------------------------------------

                 Providence Rhode Island Redevelopment Agency
                 Revenue Refunding Public Safety Building Project
    1,925,000    5.200%, 04/01/11 AMBAC Insured (pre-refunded)                        Aaa+/AAA+++          2,022,193

                Rhode Island Convention Center Authority Revenue Refunding
     925,000     5.000%, 05/15/10 Series 1993 B MBIA Insured                           Aaa+/AAA++            962,241

                 Rhode Island Public Building Authority State Public Projects
    1,000,000    5.250%, 02/01/09 Series 1998 A AMBAC Insured                          Aaa+/AAA++          1,023,030

                Rhode Island State Economic Development Corp.,
                  Airport Revenue
    1,000,000    5.000%, 07/01/18 Series B FSA Insured                                 Aaa+/AAA++          1,023,540

                Rhode Island State Economic Development Corp.,
                 Airport Revenue Refunding
    1,670,000    5.000%, 07/01/13  Series C MBIA Insured                               Aaa+/AAA++          1,779,368

                Rhode Island State Economic Development Corp.,
                 Motor Fuel Tax Revenue (Rhode Island Department of
                Transportation)
    1,000,000   4.000%, 06/15/15 Series A AMBAC Insured                                Aaa+/AAA++          1,010,910
    1,000,000   4.000%, 06/15/18 Series 2006A AMBAC Insured                            Aaa+/AAA++          1,002,250

                 Rhode Island State Economic Development Corp., (Rhode
                  Island Airport Corp. Intermodal Facility
                Project)
    1,000,000   4.250%, 07/01/17 CIFG Assurance North America, Inc. Insured            Aaa+/AAA++          1,009,850

                 Rhode Island State Economic Development Corp.,
                 University of Rhode Island
     750,000     4.800%, 11/01/11 Series 1999 FSA Insured                               Aaa+/NR              774,833
     750,000     4.900%, 11/01/12 Series 1999 FSA Insured                               Aaa+/NR              777,780
     750,000     4.900%, 11/01/13 Series 1999 FSA Insured                               Aaa+/NR              778,343
     750,000     5.000%, 11/01/14 Series 1999 FSA Insured                               Aaa+/NR              782,423

                                                                                                      ---------------
                 Total Development Revenue Bonds                                                          12,946,761
                                                                                                      ---------------

                 Higher Education Revenue Bonds (30.1%)
                -------------------------------------------------------------------

                 Providence, Rhode Island Public Building Authority,
                  School Projects
     500,000     5.500%, 12/15/14 Series 1996 B MBIA Insured                           Aaa+/AAA++            510,550
     500,000     5.500%, 12/15/15 Series 1996 B MBIA Insured                           Aaa+/AAA++            510,550
    1,000,000    5.250%, 12/15/14 Series 1998 FSA Insured                              Aaa+/AAA++          1,045,190
     500,000     5.000%, 12/15/09 Series 1999 A AMBAC Insured                          Aaa+/AAA++            517,945
    1,395,000    4.000%, 12/15/12  Series 2003 A MBIA Insured                          Aaa+/AAA++          1,419,134
    1,450,000    4.000%, 12/15/13  Series 2003 A MBIA Insured                          Aaa+/AAA++          1,470,605
    1,505,000    4.000%, 12/15/14  Series 2003 A MBIA Insured                          Aaa+/AAA++          1,524,068
    1,570,000    4.000%, 12/15/15  Series 2003 A MBIA Insured                          Aaa+/AAA++          1,585,873
    1,630,000    4.000%, 12/15/16  Series 2003 A MBIA Insured                          Aaa+/AAA++          1,641,492

                 Providence, Rhode Island Public Building School &
                  Public Facilities Project
    1,500,000    5.250%, 12/15/17 AMBAC Insured                                        Aaa+/AAA++          1,586,655
    1,000,000    5.250%, 12/15/19 AMBAC Insured                                        Aaa+/AAA++          1,056,710

                 Rhode Island Health & Education Building Corp., Brown University
    2,000,000    5.250%, 09/01/17 Series 1993 MBIA Insured                             Aaa+/AAA++          2,122,460
    1,000,000    5.000%, 09/01/23 Series 1993 MBIA Insured                             Aaa+/AAA++          1,014,770

                 Rhode Island Health & Education Building Corp., Bryant College
                                                                                                                   -
    1,000,000    5.125%, 06/01/19 AMBAC Insured                                        Aaa+/AAA++          1,056,690
     230,000     5.000%, 12/01/21 AMBAC Insured                                        Aaa+/AAA++            240,571

                 Rhode Island Health & Education Building Corp., Higher
                  Educational Facilities
    1,010,000    3.625%, 09/15/14 Series 2003 B MBIA Insured                           Aaa+/AAA++            995,395
    1,050,000    4.000%, 09/15/15 Series 2003 B MBIA Insured                           Aaa+/AAA++          1,055,912
    1,040,000    4.000%, 09/15/16 Series 2003 B MBIA Insured                           Aaa+/AAA++          1,042,330
     600,000     3.625%, 09/15/14 Series 2003 C MBIA Insured                           Aaa+/AAA++            591,324
     500,000     4.000%, 09/15/15 Series 2003 C MBIA Insured                           Aaa+/AAA++            502,815
     500,000     4.000%, 09/15/16 Series 2003 C MBIA Insured                           Aaa+/AAA++            501,120

                 Rhode Island Health & Education Building Corp.,
                   Johnson & Wales University
     465,000     5.500%, 04/01/15 Series 1999 A MBIA Insured                           Aaa+/AAA++            519,721
     900,000     5.500%, 04/01/16 Series 1999 A MBIA Insured                           Aaa+/AAA++          1,012,689
     785,000     5.500%, 04/01/17 Series 1999 A MBIA Insured                           Aaa+/AAA++            890,198
    1,360,000    4.000%, 04/01/12 Series 2003 XLCA Insured                             Aaa+/AAA++          1,377,816
    3,210,000    4.000%, 04/01/13 Series 2003 XLCA Insured                             Aaa+/AAA++          3,252,693
    2,000,000    4.000%, 04/01/14 Series 2003 XLCA Insured                             Aaa+/AAA++          2,021,240

                  Rhode Island Health & Education Building Corp.,
                   Rhode Island School of Design
     505,000    4.700%, 06/01/18 Series 2001 MBIA Insured                              Aaa+/AAA++            525,503
     280,000    4.750%, 06/01/19 Series 2001 MBIA Insured                              Aaa+/AAA++            291,194

                 Rhode Island Health & Education Building Corp.,
                  Roger Williams University
     500,000     5.125%, 11/15/11 AMBAC Insured                                        Aaa+/AAA++            521,270
    1,000,000    5.125%, 11/15/14 Series 1996 S AMBAC Insured                          Aaa+/AAA++          1,042,060
    1,000,000    5.000%, 11/15/18 Series 1996 S AMBAC Insured                          Aaa+/AAA++          1,038,840

                 Rhode Island Health & Educational Building Corp.,
                   University of Rhode Island
    1,200,000    4.000%, 09/15/11 Series 2005 G AMBAC Insured                          Aaa+/AAA++          1,217,568
    1,200,000    4.125%, 09/15/12 Series 2005 G AMBAC Insured                          Aaa+/AAA++          1,227,312
    1,200,000    4.125%, 09/15/13 Series 2005 G AMBAC Insured                          Aaa+/AAA++          1,228,992

                 Rhode Island Health & Education Facilities Authority
                  Providence College
    1,000,000    4.250%, 11/01/14 XLCA Insured                                         Aaa+/AAA++          1,025,940
    2,500,000    4.375%, 11/01/15 XLCA Insured                                         Aaa+/AAA++          2,560,925
    2,500,000    4.500%, 11/01/16 XLCA Insured                                         Aaa+/AAA++          2,584,725
    1,000,000    4.500%, 11/01/17 XLCA Insured                                         Aaa+/AAA++          1,029,800

                                                                                                      ---------------
                 Total Higher Education Revenue Bonds                                                     45,360,645
                                                                                                      ---------------

                 Housing Revenue Bonds (0.6%)
                -------------------------------------------------------------------

                 Rhode Island Housing & Mortgage Finance Corp.
                  Homeowner Opportunity
    1,000,000    3.750%, 10/01/13  Series 50-A MBIA Insured                           Aaa++/AAA+++           998,280
                                                                                                      ---------------

                 Pollution Control Revenue Bonds (4.5%)
                -------------------------------------------------------------------

                 Rhode Island Clean Water Finance Agency, Water Pollution
                 Control Bonds
    1,800,000    5.000%, 10/01/18  Series 2002 B MBIA Insured                          Aaa+/AAA++          1,892,484
    4,765,000    4.375%, 10/01/21  Series 2002 B MBIA Insured                          Aaa+/AAA++          4,828,851

                                                                                                      ---------------
                 Total Pollution Control Revenue Bonds                                                     6,721,335
                                                                                                      ---------------

                 Water and Sewer Revenue Bonds (9.0%)
                -------------------------------------------------------------------

                 Bristol County, Rhode Island Water Authority
     750,000     5.250%, 07/01/17 Series 1997 A MBIA Insured                           Aaa+/AAA++            760,200
    1,000,000    3.500%, 12/01/13 Series 2004 Refunding A MBIA Insured                 Aaa+/AAA++            988,260
    1,000,000    3.500%, 12/01/14 Series 2004 Refunding A MBIA Insured                 Aaa+/AAA++            984,770

                 Kent County, Rhode Island Water Authority
     500,000     4.000%, 07/15/12  Series 2002 A MBIA Insured                          Aaa+/AAA++            508,075
    1,055,000    4.150%, 07/15/14  Series 2002 A MBIA Insured                          Aaa+/AAA++          1,074,992

                 Rhode Island Clean Water Protection Finance Agency
     300,000     5.400%, 10/01/09 1993 Ser. 1993 A MBIA Insured                        Aaa+/AAA++            312,831
     500,000     4.500%, 10/01/11 1993 Ser. 1993 B AMBAC Insured                       Aaa+/AAA++            508,245
    1,000,000    5.125%, 10/01/11 Ser. 1999 C MBIA Insured                             Aaa+/AAA++          1,035,790
     500,000     4.600%, 10/01/13 Ser. A AMBAC Insured                                 Aaa+/AAA++            510,375
     500,000     4.750%, 10/01/14 Ser. A AMBAC Insured                                 Aaa+/AAA++            512,985
    1,250,000    5.400%, 10/01/15 Ser. A MBIA Insured                                  Aaa+/AAA++          1,356,113
    2,000,000    4.750%, 10/01/18 Ser. A AMBAC Insured                                 Aaa+/AAA++          2,045,720
     500,000     4.750%, 10/01/20 Ser. A AMBAC Insured                                 Aaa+/AAA++            508,925

                 Rhode Island Water Resources Board Public
                  Drinking Water Protection
    1,500,000    4.000%, 03/01/14 MBIA Insured                                         Aaa+/AAA++          1,516,635
    1,000,000    4.250%, 03/01/15 MBIA Insured                                         Aaa+/AAA++          1,022,650

                                                                                                      ---------------
                 Total Water and Sewer Revenue Bonds                                                      13,646,566
                                                                                                      ---------------

                 Other Revenue Bonds (1.7%)
                -------------------------------------------------------------------

                 State of Rhode Island Certificates of Participation,
                  Howard Center Improvements
     400,000     5.250%, 10/01/10 MBIA Insured                                         Aaa+/AAA++            407,136
     200,000     5.375%, 10/01/16 MBIA Insured                                         Aaa+/AAA++            203,630

                 State of Rhode Island Depositors Economic Protection Corp.
     500,000     6.000%, 08/01/17 Series 1992 B MBIA Insured                           Aaa+/AAA++            547,935
     300,000     5.800%, 08/01/09 Series 1993 B MBIA Insured                           Aaa+/AAA++            314,373
    1,045,000    5.250%, 08/01/21 Series 1993 B MBIA Insured ETM  (pre-refunded)       Aaa+/AAA++          1,103,750

                                                                                                      ---------------
                 Total Other Revenue Bonds                                                                 2,576,824
                                                                                                      ---------------

                 Total Revenue Bonds                                                                      82,250,411
                                                                                                      ---------------

                 Total Investments (cost $145,291,739-note b)          98.7%                             148,869,989


                 Other assets less liabilities                          1.3                                1,957,118
                                                                      ------                              ----------

                 Net Assets                                           100.0%                            $150,827,107
                                                                      ======
                                                                                                     ===============

                Rating Services:
                +Moody's Investors Service
                ++Standard & Poor's
                +++ Fitch
                NR - Not rated by two of the three ratings services

                Portfolio Distribution By Quality Rating (unaudited)
                ----------------------------------------------------

                Aaa of Moody's or AAA of S&P or Fitch                  100%

                                        PORTFOLIO ABBREVIATIONS:

                AMBAC - American Municipal Bond Assurance Corp.
                ETM      - Escrowed to Maturity
                CIFG     - CIFG Assurance North America, Inc.
                FGIC     - Financial Guaranty Insurance Co.
                FSA       - Financial Security Assurance
                MBIA     - Municipal Bond Investors Assurance
                XLCA     - XL Capital Assurance



                See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                    NARRAGANSETT INSURED TAX-FREE INCOME FUND

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $145,279,054 amounted to $3,590,935, which consisted of aggregate gross unrealized appreciation of $3,775,288 and aggregate gross unrealized depreciation of $184,353.







Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).






                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NARRAGANSETT INSURED TAX-FREE INCOME FUND



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      May 25, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      May 25, 2007



By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	May 25, 2007